SHARE BASED PAYMENTS, Share incentive plan (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares reserved	19,684,555
Contractual term	10 years
Share-based compensation expenses		$ 12,244	¥ 79,891	¥ 270,541
Exercise of options		0	0	0
Fair value of share options vested		$ 7,290	¥ 49,835	¥ 0	¥ 0
Unrecognized share-based compensation expense		$ 6,884				¥ 44,915
Weighted-average vesting period		2 years 6 months 22 days	2 years 6 months 22 days
Performance condition awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥			¥ 73,378